SHAREHOLDERS DEFICI (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 23, 2020	Jun. 30, 2021	Dec. 31, 2020	Apr. 13, 2021	Oct. 19, 2020	Dec. 31, 2019
Common stock shares authorized		500,000,000	500,000,000			500,000,000
Common stock par value	$ 0.21	$ 0.001	$ 0.001			$ 0.001
Common stock shares issued	19,400,000	171,418,500	340,268,500			10,000,000
Preferred shares issued and outstanding		1	0
Common stock shares issued for legal services		150,000
Common stock, Shares outstanding		171,418,500	340,268,500			10,000,000
Current market price		$ 0.2781
Legal service		$ 41,715
Issuance of shares for service rendered, amount	$ 4,074,000		$ 4,074,000
Unissued shares			600,000
Class A Preferred Stock [Member]
Preferred stock shares authorized		175,000,000	175,000,000			175,000,000
Preferred stock par value		$ 0.001	$ 0.001			$ 0.001
Stock Option Plan [Member]
Common stock par value					$ 0.21
Common stock shares issued					20,000,000
Mr Leung [Member]
Capital stock authorized				169,000,000
Purchase shares of common stock				169,000,000